OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Results by segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
External revenue	$ 4,282.8	$ 4,010.6
Depreciation and amortization	374.8	342.2
Share of after-tax profit of equity accounted investees	72.2	53.2
Operating income (loss)	(185.4)	466.0
Operating segments
Disclosure of operating segments [line items]
External revenue	4,282.8	4,010.6
Depreciation and amortization	368.7	330.2
Share of after-tax profit of equity accounted investees	72.2	53.2
Operating income (loss)	(185.4)	466.0
Adjusted segment operating income	549.7	538.4
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
External revenue	2,435.8	2,166.4
Depreciation and amortization	272.0	243.4
Share of after-tax profit of equity accounted investees	60.8	47.0
Operating income (loss)	442.0	430.3
Adjusted segment operating income	548.9	485.3
Operating segments | Defense and Security
Disclosure of operating segments [line items]
External revenue	1,847.0	1,844.2
Depreciation and amortization	96.7	86.8
Share of after-tax profit of equity accounted investees	11.4	6.2
Operating income (loss)	(627.4)	35.7
Adjusted segment operating income	$ 0.8	$ 53.1